UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/12

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2012 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Automobiles & Components--.1%
Thor Industries	3,050	95,892
Banks--1.1%
People's United Financial	43,110	516,027
Wells Fargo & Co.	11,950	406,659
		922,686
Capital Goods--4.7%
Cummins	1,470	142,752
General Dynamics	1,960	128,400
General Electric	132,550	2,745,111
Lockheed Martin	2,060	187,748
PACCAR	3,300	131,703
Raytheon	2,620	148,082
United Technologies	4,550	363,318
		3,847,114
Commercial & Professional Services--4.9%
Pitney Bowes	221,265	2,956,100
R.R. Donnelley & Sons	93,250	1,023,885
Waste Management	2,650	91,637
		4,071,622
Consumer Durables & Apparel--1.0%
Garmin	5,600	225,960
Hasbro	2,910	109,154
Mattel	12,870	452,252
		787,366
Consumer Services--2.4%
H&R Block	107,690	1,783,346
McDonald's	2,150	192,403
		1,975,749
Diversified Financials--4.4%
American Express	11,770	686,191
Ares Capital	91,900	1,587,113
JPMorgan Chase & Co.	30,955	1,149,669
State Street	4,950	205,920
		3,628,893
Energy--7.3%
Chevron	17,560	1,969,530
ConocoPhillips	22,365	1,270,108
Diamond Offshore Drilling	1,440	96,509
Ensco, Cl. A	3,550	203,664
Exxon Mobil	17,660	1,541,718
Halliburton	3,740	122,522
Kosmos Energy	7,700a	74,536
Phillips 66	3,550	149,100
Plains Exploration & Production	3,000a	117,960
Schlumberger	6,300	455,994

		6,001,641
Food & Staples Retailing--5.6%
CVS Caremark	20,720	943,796
Kroger	14,570	324,620
SUPERVALU	51,350	122,213
Wal-Mart Stores	40,840	2,964,984
Walgreen	8,590	307,178
		4,662,791
Food, Beverage & Tobacco--8.8%
Altria Group	62,170	2,111,293
Archer-Daniels-Midland	28,350	758,362
Campbell Soup	11,250	395,325
Coca-Cola Enterprises	4,600	135,838
ConAgra Foods	31,330	786,696
Dr. Pepper Snapple Group	2,460	110,233
Hillshire Brands	14,850	387,140
Lorillard	630	79,071
Philip Morris International	27,690	2,472,717
		7,236,675
Health Care Equipment & Services--1.0%
Baxter International	3,520	206,554
Humana	1,870	131,050
Thoratec	3,000a	101,670
WellPoint	6,300	377,181
		816,455
Household & Personal Products--.2%
Procter & Gamble	2,050	137,739
Insurance--1.4%
Aflac	9,300	429,474
MetLife	17,000	580,210
Prudential Financial	2,505	136,548
		1,146,232
Materials--4.9%
Freeport-McMoRan Copper & Gold	28,840	1,041,412
Southern Copper	92,556	3,011,772
		4,053,184
Media--1.6%
Gannett	22,100	337,246
McGraw-Hill	3,340	171,008
Regal Entertainment Group, Cl. A	29,700	412,830
Viacom, Cl. B	8,140	407,081
		1,328,165
Pharmaceuticals, Biotech & Life Sciences--10.9%
Abbott Laboratories	1,830	119,938
Bristol-Myers Squibb	64,710	2,136,077
Eli Lilly & Co.	62,920	2,825,737
Johnson & Johnson	2,700	182,061
Merck & Co.	22,310	960,446
Pfizer	115,857	2,764,348
		8,988,607
Real Estate--6.0%
Annaly Capital Management	142,310b	2,463,386

Chimera Investment	263,250b	668,655
CommonWealth REIT	29,760b	445,507
Hospitality Properties Trust	44,640b	1,074,485
MFA Financial	40,400	330,876
		4,982,909
Retailing--2.0%
American Eagle Outfitters	6,400	142,336
Foot Locker	13,950	482,251
Genuine Parts	2,070	130,741
Home Depot	16,240	921,620
		1,676,948
Semiconductors & Semiconductor Equipment--5.1%
Intel	117,695	2,922,367
Maxim Integrated Products	10,855	294,605
Microchip Technology	28,380	986,205
		4,203,177
Software & Services--6.0%
Activision Blizzard	11,050	129,948
CA	15,150	394,355
International Business Machines	2,440	475,434
Microsoft	101,135	3,116,981
Oracle	17,240	545,646
Paychex	9,600	319,296
		4,981,660
Technology Hardware & Equipment--5.8%
Apple	5,560	3,698,734
Cisco Systems	12,750	243,270
Dolby Laboratories, Cl. A	3,400a	112,812
Lexmark International, Cl. A	16,000	347,360
Seagate Technology	12,050	385,720
		4,787,896
Telecommunication Services--5.9%
AT&T	67,810	2,484,558
Verizon Communications	55,470	2,381,882
		4,866,440
Transportation--1.3%
Union Pacific	1,150	139,656
United Parcel Service, Cl. B	12,570	927,792
		1,067,448
Utilities--6.7%
Ameren	17,160	561,475
American Electric Power	67,960	2,921,600
Consolidated Edison	3,790	229,750
Entergy	1,280	87,142
Exelon	4,750	173,233
FirstEnergy	8,250	360,525
NextEra Energy	2,360	158,852
Pepco Holdings	9,040	174,562
Public Service Enterprise Group	22,410	709,501
Southern	3,700	167,721
		5,544,361
Total Common Stocks

(cost $77,100,017)		81,811,650

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $457,178)	457,178[c]	457,178
Total Investments (cost $77,557,195)	99.6%	82,268,828
Cash and Receivables (Net)	.4%	292,991
Net Assets	100.0%	82,561,819

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

REIT- Real Estate Investment Trust

At August 31, 2012, net unrealized appreciation on investments was $4,711,633 of which $6,323,827 related to appreciated investment securities and $1,612,194 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	10.9
Food, Beverage & Tobacco	8.8
Energy	7.3
Utilities	6.7
Real Estate	6
Software & Services	6
Telecommunication Services	5.9
Technology Hardware & Equipment	5.8
Food & Staples Retailing	5.6
Semiconductors & Semiconductor Equipment	5.1
Commercial & Professional Services	4.9
Materials	4.9
Capital Goods	4.7
Diversified Financials	4.4
Consumer Services	2.4
Retailing	2
Media	1.6
Insurance	1.4
Transportation	1.3
Banks	1.1
Consumer Durables & Apparel	1
Health Care Equipment & Services	1
Money Market Investment	0.5
Household & Personal Products	0.2
Automobiles & Components	0.1
99.6

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	81,811,650	-	-	81,811,650
Mutual Funds	457,178	-	-	457,178

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--80.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental--80.9%
Brazil Notas do Tesouro Nacional,
Bonds, Ser. B	BRL	6.00	8/15/22	59,950,000	b	74,782,686
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,750,000	b	3,816,929
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	12,337,000,000		27,614,207
Colombian Government,
Sr. Unscd. Bonds	COP	7.75	4/14/21	78,706,000,000		53,640,037
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	56,662,000,000		47,280,462
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	226,900,000	c	16,295,324
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	19,125,620,000		76,517,130
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	2,275,840,000		9,789,163
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	5,462,420,000		23,731,276
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000		27,389,518
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	246,792,000,000		26,902,322
Malaysian Government,
Unscd. Bonds, Ser. 0112	MYR	3.42	8/15/22	88,910,000		28,310,543
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	741,375,000		239,181,646
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0108	MYR	3.46	7/31/13	77,950,000		25,056,615
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000		31,416,518
Malaysian Government,

Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	262,760,000		87,496,851
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	220,940,000		73,093,062
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	567,900,000		44,899,575
Mexican Government,
Bonds, Ser. M20	MXN	7.75	5/29/31	451,945,000		40,057,090
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	232,715,000		22,085,259
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	58,800,000		5,581,988
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	254,655,000		27,548,576
Nigerian Government,
Unscd. Bonds, Ser. 5YR	NGN	15.10	4/27/17	717,560,000		4,656,306
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	97,100,000		45,246,406
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	159,420,000		73,626,828
Peruvian Government,
Sr. Unscd. Bonds	PEN	7.84	8/12/20	55,425,000		25,992,341
Peruvian Government,
Sr. Unscd. Bonds	PEN	8.20	8/12/26	167,185,000		85,641,100
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	650,000,000	d	52,679,153
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,563,000,000		89,448,025
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		14,370,744
Polish Government,
Bonds, Ser. 1012	PLN	0.00	10/25/12	15,000	c	4,500
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	120,000,000		37,260,357
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	14,900,000		4,678,622
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		19,878,643
Polish Government,

Bonds, Ser. 0922	PLN	5.75	9/23/22	112,270,000		36,103,733
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	119,520,000		38,314,052
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	2,738,600,000		85,398,118
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	2,222,000,000		68,875,454
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	1,599,735,000		49,859,937
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	681,450,000		21,070,109
South African Government,
Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	49,650,000	e	7,323,541
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	162,170,000		15,532,501
South African Government,
Bonds. Ser. R208	ZAR	6.75	3/31/21	48,850,000		5,819,591
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	85,810,000		9,295,409
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	385,155,000		47,676,900
South African Government,
Sr. Unscd. Bonds, Ser. R204	ZAR	8.00	12/21/18	392,435,000		50,893,444
South African Government,
Sr. Unscd. Bonds, Ser. R203	ZAR	8.25	9/15/17	883,810,000		115,573,277
South African Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		57,985
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	389,220,000		58,725,623
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	866,400,000	f	28,880,346
Turkish Government,
Bonds	TRY	3.00	2/23/22	61,985,000	g	35,664,279
Turkish Government,
Bonds	TRY	4.00	4/29/15	41,455,000	g	27,507,430
Turkish Government,
Bonds	TRY	8.00	1/29/14	80,000,000		44,349,164
Turkish Government,

Bonds	TRY	9.00	1/27/16	81,540,000	46,480,310
Turkish Government,
Bonds	TRY	9.00	3/8/17	55,200,000	31,708,443
Turkish Government,
Bonds	TRY	10.00	4/10/13	42,850,000	23,990,064
Turkish Government,
Bonds	TRY	10.00	6/17/15	46,000,000	26,739,776
Turkish Government,
Bonds	TRY	10.50	1/15/20	19,715,000	12,237,887
Turkish Government,
Bonds	TRY	11.00	8/6/14	83,660,000	48,746,482
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000	3,278,776
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	84,250,000	6,949,604
Total Bonds and Notes
(cost $2,386,034,273)					2,413,022,037

Short-Term Investments--.3%
U.S. Treasury Bills;
0.13%, 2/7/13
(cost $9,439,692)				9,445,000 [h]	9,439,985

Other Investment--11.1%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $331,787,933)				331,787,933 [i]	331,787,933
Total Investments (cost $2,727,261,898)				92.3%	2,754,249,955
Cash and Receivables (Net)				7.7%	229,763,780
Net Assets				100.0%	2,984,013,735

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah

MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN-- Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, this security was valued at $52,679,153 or 1.8% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
h Held by a broker as collateral for open financial forward foreign currency exchange contracts and swap positions.
i Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $26,988,057 of which $92,874,245 related to appreciated investment securities and $65,886,188 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Malaysia	16.2
Short-Term/Money Market Investments	11.4
South Africa	11.0
Turkey	10.1
Peru	7.7
Russia	7.5
Mexico	6.5
Hungary	4.6
Poland	4.6
Philippines	3.5

Colombia	3.4
Brazil	2.6
Thailand	1.0
Chile	.9
Indonesia	.9
Nigeria	.2
Uruguay	.2
92.3

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobserva
Assets ($)	Quoted Prices	Observable Inputs	ble Inputs	Total
Investments in Securities:
Foreign Government	-	2,413,022,037	-	2,413,022,037
Mutual Funds	331,787,933	-	-	331,787,933
U.S. Treasury	-	9,439,985	-	9,439,985
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	6,366,614	-	6,366,614
Swaps++	-	2,791,731	-	2,791,731
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(9,098,944)	-	(9,098,944)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2012 (Unaudited)

Forward Foreign		Foreign			Unrealized
Currency Exchange		Currency			Appreciation
Contracts		Amounts	Cost ($)	Value ($)	(Depreciation)($)
Brazilian Real,
Expiring
9/28/2012	a	617,660,000	303,602,761	302,866,816	(735,945)

Euro,
Expiring
9/28/2012	b	107,110,000	132,278,708	134,760,661	2,481,953

Hungarian Forint,
Expiring:
9/28/2012	c	10,268,080,000	45,227,803	45,270,150	42,347
9/28/2012	d	7,965,630,000	35,296,127	35,119,054	(177,073)

Indonesian Rupiah,
Expiring
9/28/2012	e	122,143,980,000	12,857,261	12,759,535	(97,726)

Mexican New Peso,
Expiring:
9/28/2012	a	1,567,570,000	119,563,261	118,394,737	(1,168,524)
9/28/2012	c	2,453,300,000	184,275,777	185,291,762	1,015,985

Nigerian Naira,
Expiring
4/15/2013	b	431,570,000	2,355,731	2,536,988	181,257
5/13/2013	b	435,970,000	2,360,422	2,539,631	179,209

Polish Zloty,
Expiring:
9/28/2012	a	271,010,000	81,860,305	81,492,754	(367,551)
9/28/2012	e	148,710,000	44,524,350	44,717,123	192,773

Russian Ruble,
Expiring:
9/28/2012b	3,990,640,000	124,863,579	123,225,843	(1,637,736)
9/17/2012c	1,902,000,000	58,454,104	58,833,584	379,480

Sales:		Proceeds ($)

Chilean Peso,
Expiring
9/28/2012f	11,040,840,000	22,757,580	22,883,271	(125,691)

Colombian Peso,
Expiring
9/28/2012f	282,819,710,000	155,078,471	154,288,958	789,513

Euro,
Expiring
9/28/2012g	69,500,000	85,872,115	87,441,564	(1,569,449)

Hungary Forint,
Expiring
9/4/2012c	4,557,800,352	19,974,583	20,180,585	(206,002)

Indonesian Rupiah,
Expiring:
9/28/2012a	132,148,420,000	13,729,706	13,804,630	(74,924)
9/28/2012c	265,247,570,000	27,629,955	27,708,576	(78,621)

Mexican New Peso,
Expiring
9/4/2012c	1,576,876,686	117,658,048	119,425,975	(1,767,927)

Malaysian Ringgit,
Expiring

9/28/2012	f	671,300,000	214,668,995	214,414,468	254,527

Nigerian Naira,
Expiring
4/15/2013	c	431,570,000	2,377,796	2,536,989	(159,193)
5/13/2013	c	435,970,000	2,377,802	2,539,631	(161,829)

Peruvian New Sol,
Expiring
9/28/2012	f	135,880,000	51,844,984	51,901,267	(56,283)

Philippine Peso,
Expiring
9/28/2012	h	651,960,000	15,432,832	15,479,942	(47,110)

Polish Zloty,
Expiring
9/4/2012	e	70,422,448	20,949,710	21,248,061	(298,351)

Russian Ruble,
Expiring
9/28/2012	i	1,720,315,000	53,664,254	53,121,120	543,134

Thai Baht,
Expiring
9/28/2012	c	917,870,000	29,076,884	29,234,629	(157,745)

Turkish Lira,
Expiring
9/28/2012	c	46,970,000	25,504,996	25,716,260	(211,264)

South African Rand,
Expiring
9/28/2012	e	216,999,000	26,031,862	25,725,426	306,436

Gross Unrealized Appreciation					6,366,614
Gross Unrealized Depreciation					(9,098,944)

Counterparties:
a	Goldman Sachs
b	Deutsche Bank
c	JPMorgan Chase & Co.
d	Royal Bank of Scotland
e	Credit Suisse First Boston
f	Citigroup
g	Merrill Lynch
h	Standard Chartered Bank
i	Barclays Capital

Notional	Reference		(Pay) /Receive		Market	Unrealized
Amount	Entity	Counterparty	Fixed Rate (%)	Expriration	Value ($)	Appreciation ($)
380,000,000	MXN - 1 Month Libor	Deutsche Bank	6.83	11/17/2021	2,385,223	2,385,223
940,000,000	RUB - 1 Year Moscow Prime	JP Morgan	6.77	9/12/2016	168,129	168,129
210,000,000	RUB - 1 Year Moscow Prime	JP Morgan	6.80	9/12/2016	44,767	44,767
725,000,000	RUB - 1 Year Moscow Prime	JP Morgan	6.79	9/12/2016	144,877	144,877
350,000,000	RUB - 1 Year Moscow Prime	JP Morgan	6.74	9/12/2016	48,736	48,735
						2,791,731

MXN--Mexican New Peso
RUB--Russian Ruble

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)